Subsequent Events	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Subsequent Events

22.	Subsequent Events

On September 1, 2026, the Company cancelled 61,500 RSUs held by a consultant.

On September 2, 2026, the Company incorporated a wholly owned subsidiary, 1606684 B.C. Ltd.

On September 9, 2026, the Company acquired a cottage and related leasehold rights located in Québec for consideration of $324,273.